PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Jul. 31, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment

	July 31, 2026	October 31, 2025
Furniture and equipment	$465,091	$465,091
Less accumulated depreciation	(417,362)	(400,365)
Property and equipment, net	$47,729	$64,726